Financial risk management - Maturity analysis for financial assets held for managing liquidity risk (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Other Financial Liabilities [Abstract]
Crypto asset borrowings	¥ 37,543	¥ 44,479
Borrowing	2,758	751
Lease liabilities	910	1,277
Derivative financial liabilities	0	0
Other	2,051	1,698
Total Other financial liabilities	5,720	3,727
Cash and cash equivalents	9,458	8,584	¥ 10,837	¥ 7,697
Crypto assets held	37,876	44,680
Monex Finance Corporation and JSF Trust and Banking Co., Ltd
Other Financial Liabilities [Abstract]
Borrowing		751
Total amount of commitment line borrowing		8,900
Monex Finance Corporation, JSF Trust and Banking Co., Ltd. and Aozora Bank, Ltd.
Other Financial Liabilities [Abstract]
Borrowing	2,524
Total amount of commitment line borrowing	11,054
Contractual cash flows
Other Financial Liabilities [Abstract]
Crypto asset borrowings	37,543	44,479
Borrowing	2,758	751
Lease liabilities	919	1,293
Derivative financial liabilities	0	0
Other	2,051	1,698
Total Other financial liabilities	5,729	3,742
Cash and cash equivalents	9,458	8,584
Crypto assets held	37,876	44,680
Within one year
Other Financial Liabilities [Abstract]
Crypto asset borrowings	37,543	44,479
Borrowing	2,105	751
Lease liabilities	366	384
Derivative financial liabilities	0	0
Other	2,051	1,698
Total Other financial liabilities	4,522	2,833
Cash and cash equivalents	9,458	8,584
Crypto assets held	37,876	44,680
From one year to two years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	581	0
Lease liabilities	356	356
Derivative financial liabilities	0	0
Other	0	0
Total Other financial liabilities	937	356
Cash and cash equivalents	0	0
Crypto assets held	0	0
From two years to three years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	37	0
Lease liabilities	196	356
Derivative financial liabilities	0	0
Other	0	0
Total Other financial liabilities	233	356
Cash and cash equivalents	0	0
Crypto assets held	0	0
From three years to four years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	37	0
Lease liabilities	0	197
Derivative financial liabilities	0	0
Other	0	0
Total Other financial liabilities	37	197
Cash and cash equivalents	0	0
Crypto assets held	0	0
From four years to five years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0	0
Lease liabilities	0	0
Derivative financial liabilities	0	0
Other	0	0
Total Other financial liabilities	0	0
Cash and cash equivalents	0	0
Crypto assets held	0	0
More than five years
Other Financial Liabilities [Abstract]
Crypto asset borrowings	0	0
Borrowing	0	0
Lease liabilities	0	0
Derivative financial liabilities	0	0
Other	0	0
Total Other financial liabilities	0	0
Cash and cash equivalents	0	0
Crypto assets held	¥ 0	¥ 0